Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]

Basis of Presentation

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information. The statements do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of the Company’s management, all adjustments, consisting only of normal recurring adjustments, which are necessary for a fair presentation of the consolidated financial statements, have been included. Certain prior period amounts have been reclassified to conform to current year presentation. These unaudited interim consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2023 and the noted thereto.

The results of operations for the nine months ended September 30, 2024 are not necessarily indicative of the results to be expected for any other interim period or for the full year.

Basis of Presentation

The accounting policies followed by the Bancorp and the Bank and the methods of applying these policies conform with accounting principles generally accepted in the United States of America (GAAP) and with general practices within the banking industry.

Accounting Standards Recently Adopted [Policy Text Block]

Change in accounting principle

The Company has applied Accounting Standard Codification ASC 480-10-S99-3A(2) that requires equity securities be classified in temporary equity if they are redeemable at the option of the holder or upon the occurrence of an event not solely within the issuer control. Thus, shares of common stock held by an ESOP, whether non-leveraged or leveraged, that are redeemable at the option of the participant must be classified within temporary equity and classified as Redeemable Common Stock Held By Employee Stock Ownership Plan. Changes in the value of the redeemable ESOP shares are recognized in the Maximum Cash Obligation Related to ESOP shares as a component of stockholders’ equity.

As result of the change, the Maximum Credit Obligation Related to ESOP shares, contra stockholders’ equity account, was $2,071,000 and the adjustment to Redeemable Common Stock Held By Employee Stock Ownership Plan, temporary equity, was $2,071,000. The change was effected as of the earliest period presented.

Accounting Standards Adopted in 2023

ASU 2016-13: On January 1, 2023, the Company adopted Accounting Standards Update (“ASU”) 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASC 326”). This standard replaced the incurred loss methodology with an expected loss methodology that is referred to as the current expected credit loss (“CECL”) methodology. The CECL methodology requires an estimate of credit losses for the remaining estimated life of the financial asset using historical experience, current conditions, and reasonable and supportable forecasts and generally applies to financial assets measured at amortized cost, including loan receivables and held-to-maturity debt securities, and some off-balance sheet credit exposures such as unfunded commitments to extend credit. Financial assets measured at amortized cost are presented at the net amount expected to be collected by using an allowance for credit losses.

In addition, CECL made changes to the accounting for available-for-sale debt securities. One such change is to require credit losses to be presented as an allowance rather than as a write-down on available-for-sale debt securities if management does not intend to sell and does not believe that it is more likely than not, they will be required to sell.

The Company adopted ASC 326 and all related subsequent amendments thereto effective January 1, 2023 using the modified retrospective approach for all financial assets measured at amortized cost and off-balance sheet credit exposures. At adoption, the after-tax impact to retained earnings was a reduction of $241,000 based on our evaluation as of that date. This adjustment consisted of increases to the allowance for credit losses on loans in the amount $27,000, as well as the Company's allowance for unfunded loan commitments in the amount of $277,000.

The Company adopted ASC 326 using the prospective transition approach for debt securities for which other-than-temporary impairment had been recognized prior to January 1, 2023. As of December 31, 2022, the Company did not have any other-than-temporarily impaired investment securities. The Company did not record an allowance for credit losses for securities classified as available-for-sale upon adoption. Refer to Note 2 – Securities for further discussion.

The Company elected not to measure an allowance for credit losses for accrued interest receivable and instead elected to reverse interest income on loans or securities that are placed on nonaccrual status, which is generally when the instrument is 90 days past due, or earlier if the Company believes the collection of interest is doubtful. The Company has concluded that this policy results in the timely reversal of uncollectible interest.

ASU 2022-02: On January 1, 2023, the Company adopted ASU 2022-02, “Financial Instruments-Credit Losses (Topic 326), Troubled Debt Restructurings and Vintage Disclosures.” ASU 2022-02 addresses areas identified by the Financial Accounting Standards Board as part of its post-implementation review of the credit losses standard (ASU 2016-13) that introduced the CECL model. The amendments eliminate the accounting guidance for troubled debt restructurings (“TDRs”) by creditors that have adopted the CECL model and enhance the disclosure requirements for certain loan refinancings and restructurings by creditors when a borrower is experiencing financial difficulty. In addition, the amendments require that the Company disclose current-period gross write-offs for financing receivables and net investment in leases by year of origination in the vintage disclosures. The Company adopted the standard prospectively and it did not have a material impact on the financial statements

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and require disclosure of contingent assets and liabilities as of the date of the consolidated balance sheets and revenues and expenses for the period. Actual results could differ significantly from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for credit losses.

Use of Estimates

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and require disclosure of contingent assets and liabilities as of the date of the consolidated balance sheets and revenues and expenses for the period. Actual results could differ significantly from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for credit losses.

Consolidation, Policy [Policy Text Block]

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Bancorp and the Bank (including the accounts of Milestone), its wholly owned subsidiary (collectively, the Company). All significant intercompany balances and transactions have been eliminated. The entire business of the Company is managed as one operating segment.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Bancorp and the Bank (including the accounts of Milestone), its wholly owned subsidiary (collectively, the Company). All significant intercompany balances and transactions have been eliminated. The entire business of the Company is managed as one operating segment. Certain reclassifications have been made to prior year amounts to conform to the current year presentation.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, the Company defines cash equivalents as cash and due from banks, interest-bearing demand deposits and federal funds sold. Federal funds are generally sold for one day periods.

Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, the Company defines cash equivalents as cash and due from banks, interest-bearing demand deposits and federal funds sold. Federal funds are generally sold for one day periods.

Interest-bearing Time Deposits [Policy Text Block]	Interest-Bearing Time Deposits Interest-bearing time deposits have original maturities in excess of one year and are carried at cost.	Interest-Bearing Time Deposits Interest-bearing time deposits have original maturities in excess of one year and are carried at cost.
Investment, Policy [Policy Text Block]

Debt Securities Available-For-Sale

Debt securities classified as available-for-sale are carried at fair value with unrealized gains and losses net of the related tax effects reflected as a separate component of stockholders' equity. Securities classified as available-for-sale are those debt securities that the Company intends to hold for an indefinite period of time, but not necessarily to maturity. Premium amortization and discount accretion are recorded using the interest method over each security's expected life.

Management evaluates all available-for-sale securities in an unrealized loss position on a quarterly basis, and more frequently when economic or market conditions warrant such evaluation. If the Company has the intent to sell the security or it is more likely than not that the Company will be required to sell the security, the security is written down to fair value and the entire loss is recorded in earnings.

If either of the above criteria is not met, the Company evaluates whether the decline in fair value is the result of credit losses or other factors. In making the assessment, the Company may consider various factors including the extent to which fair value is less than amortized cost, downgrades in the ratings of the security by a rating agency, the failure of the issuer to make scheduled interest or principal payments and adverse conditions specific to the security. If the assessment indicates that a credit loss exists, the present value of cash flows expected to be collected are compared to the amortized cost basis of the security and any deficiency is recorded as an allowance for credit loss, limited by the amount that the fair value is less than the amortized cost basis. Any amount of unrealized loss that has not been recorded through an allowance for credit loss is recognized in other comprehensive income.

Changes in the allowance for credit loss are recorded as a provision for (or recovery of) credit losses in the Consolidated Statements of Income. Losses are charged against the allowance for credit loss when management believes an available-for-sale security is confirmed to be uncollectible or when either of the criteria regarding intent or requirement to sell is met. At September 30, 2024 and December 31,2023, there was no allowance for credit loss related to the available-for-sale portfolio. Refer to Note 2 – Securities for further discussion.

Accrued interest receivable on available-for-sale securities totaled $732,000 and $628,000 at September 30, 2024 and December 31, 2023, respectively and is included in accrued interest receivable on Consolidated Balance Sheets. Amount was excluded from the estimate of credit losses.

Realized gains and losses on sales of securities represent the differences between net proceeds and cost determined on the average cost method for equity securities and the specific identification method for all other securities.

Marketable Equity Securities

Marketable equity securities are carried at fair value with unrealized gains and losses included in net income.

Restricted Investments in Bank Stock

Restricted investments in bank stock represent required investments in the common stock of correspondent banks and consist of common stock of the Federal Home Loan Bank of Pittsburgh (FHLB) of $1,210,000 and $1,040,000 at September 30, 2024 and December 31, 2023, respectively, and other correspondent banks of $45,000 at September 30,2024 and December 31, 2023. As a member of the FHLB, the Bank is required to maintain an investment in FHLB stock based on mortgage loans, advances and other criteria. As no active market exists for this stock, it is carried at cost. All FHLB stock is pledged as collateral for FHLB advances. The Company evaluated its holding of FHLB stock for impairment and deemed the stock to not be impaired at September 30, 2024 and December 31, 2023. In making this determination, management concluded that recovery of total outstanding par value, which equals the carrying value, is expected. The decision was based upon review of financial information the FHLB has made publicly available.

Debt Securities Available-For-Sale

Debt securities classified as available-for-sale are carried at fair value with unrealized gains and losses net of the related tax effects reflected as a separate component of stockholders' equity. Securities classified as available-for-sale are those debt securities that the Company intends to hold for an indefinite period of time, but not necessarily to maturity. Premium amortization and discount accretion are recorded using the interest method over each security's expected life.

Management evaluates all available-for-sale securities in an unrealized loss position on a quarterly basis, and more frequently when economic or market conditions warrant such evaluation. If the Company has the intent to sell the security or it is more likely than not that the Company will be required to sell the security, the security is written down to fair value and the entire loss is recorded in earnings.

If either of the above criteria is not met, the Company evaluates whether the decline in fair value is the result of credit losses or other factors. In making the assessment, the Company may consider various factors including the extent to which fair value is less than amortized cost, downgrades in the ratings of the security by a rating agency, the failure of the issuer to make scheduled interest or principal payments and adverse conditions specific to the security. If the assessment indicates that a credit loss exists, the present value of cash flows expected to be collected are compared to the amortized cost basis of the security and any deficiency is recorded as an allowance for credit loss, limited by the amount that the fair value is less than the amortized cost basis. Any amount of unrealized loss that has not been recorded through an allowance for credit loss is recognized in other comprehensive income.

Changes in the allowance for credit loss are recorded as a provision for (or recovery of) credit losses in the Consolidated Statements of Income. Losses are charged against the allowance for credit loss when management believes an available-for-sale security is confirmed to be uncollectible or when either of the criteria regarding intent or requirement to sell is met. At December 31, 2023, there was no allowance for credit loss related to the available-for-sale portfolio. Refer to Note 2 – Securities for further discussion.

Accrued interest receivable on available-for-sale securities totaled $628,000 at December 31, 2023 and is included in accrued interest receivable on Consolidated Balance Sheets. Amount was excluded from the estimate of credit losses.

Realized gains and losses on sales of securities represent the differences between net proceeds and cost determined on the average cost method for equity securities and the specific identification method for all other securities.

Marketable Equity Securities

Marketable equity securities are carried at fair value with unrealized gains and losses included in net income.

Restricted Investments in Bank Stock

Restricted investments in bank stock represent required investments in the common stock of correspondent banks and consist of common stock of the Federal Home Loan Bank of Pittsburgh (FHLB) of $1,040,000 and $1,758,000 at December 31, 2023 and 2022, respectively, and other correspondent banks of $45,000 at December 31, 2023 and 2022. As a member of the FHLB, the Bank is required to maintain an investment in FHLB stock based on mortgage loans, advances and other criteria. As no active market exists for this stock, it is carried at cost. All FHLB stock is pledged as collateral for FHLB advances. The Company evaluated its holding of FHLB stock for impairment and deemed the stock to not be impaired at December 31, 2023 and 2022. In making this determination, management concluded that recovery of total outstanding par value, which equals the carrying value, is expected. The decision was based upon review of financial information the FHLB has made publicly available.

Mortgage Banking Activity [Policy Text Block]

Mortgage Banking

Mortgage loans originated and intended for sale in the secondary market at the time of origination are carried at the lower of aggregate cost or estimated fair value, as determined by aggregate outstanding commitments from investors or current investor yield requirements. All sales are made without recourse. Loans are generally sold with the mortgage servicing rights retained by the Company; the mortgage service rights are recognized as assets upon the sale. See further information for accounting for these assets under “Mortgage Servicing.” Gains or losses on sales of mortgage loans are recognized based on the difference between the selling price and the carrying value of the related mortgage loans sold.

Mortgage Banking

Mortgage loans originated and intended for sale in the secondary market at the time of origination are carried at the lower of aggregate cost or estimated fair value, as determined by aggregate outstanding commitments from investors or current investor yield requirements. All sales are made without recourse. Loans are generally sold with the mortgage servicing rights retained by the Company; the mortgage service rights are recognized as assets upon the sale. See further information for accounting for these assets under “Mortgage Servicing.” Gains or losses on sales of mortgage loans are recognized based on the difference between the selling price and the carrying value of the related mortgage loans sold.

Financing Receivable [Policy Text Block]

Loans Receivable

Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or pay‐off are stated at their outstanding unpaid principal balances, net of an allowance for credit losses and any deferred fees or costs. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the yield (interest income) of the related loans. The Company is generally amortizing these amounts over the contractual life of the loan.

The loans receivable portfolio is segmented into commercial and consumer loans. Commercial loans consist of the following classes: commercial (including commercial, agricultural and state and municipal), and commercial real estate (including commercial, construction and land development and farmland). Consumer loans consist of the following classes: residential mortgage, home equity, consumer automobile and other consumer.

For all classes of loans receivable, the accrual of interest is generally discontinued when the contractual payment of principal or interest has become 90 days past due or management has serious doubts about further collectability of principal or interest, even though the loan is currently performing. A loan may remain on accrual status if it is in the process of collection and is either guaranteed or well secured. When a loan is placed on nonaccrual status, unpaid interest is reversed against interest income. Interest received on nonaccrual loans is either applied against principal or reported as interest income, according to management's judgment as to the collectability of principal. Generally, loans are restored to accrual status when the obligation is brought current, has performed in accordance with the contractual terms for a reasonable period of time (generally six months) and the ultimate collectability of the total contractual principal and interest is no longer in doubt. The past due status of all classes of loans receivable is determined based on contractual due dates for loan payments.

Loans Receivable

Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or pay‐off are stated at their outstanding unpaid principal balances, net of an allowance for credit losses and any deferred fees or costs. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the yield (interest income) of the related loans. The Company is generally amortizing these amounts over the contractual life of the loan.

The loans receivable portfolio is segmented into commercial and consumer loans. Commercial loans consist of the following classes: commercial (including commercial, agricultural and state and municipal), and commercial real estate (including commercial, construction and land development and farmland). Consumer loans consist of the following classes: residential mortgage, home equity, consumer automobile and other consumer.

For all classes of loans receivable, the accrual of interest is generally discontinued when the contractual payment of principal or interest has become 90 days past due or management has serious doubts about further collectability of principal or interest, even though the loan is currently performing. A loan may remain on accrual status if it is in the process of collection and is either guaranteed or well secured. When a loan is placed on nonaccrual status, unpaid interest is reversed against interest income. Interest received on nonaccrual loans is either applied against principal or reported as interest income, according to management's judgment as to the collectability of principal. Generally, loans are restored to accrual status when the obligation is brought current, has performed in accordance with the contractual terms for a reasonable period of time (generally six months) and the ultimate collectability of the total contractual principal and interest is no longer in doubt. The past due status of all classes of loans receivable is determined based on contractual due dates for loan payments.

Credit Loss, Financial Instrument [Policy Text Block]

Allowance for credit losses on loans (ACLL)

The allowance for credit losses (allowance) represents an amount which, in management's judgment is adequate to absorb the lifetime expected losses that may be sustained on outstanding loans at the balance sheet date based on the evaluation of the size and current risk characteristics of the loan portfolio, past events, current conditions, reasonable and supportable forecasts of future economic conditions, and prepayment experience. The allowance for credit losses is increased by the provision for loan losses, and decreased by charge-offs, net of recoveries. Loans deemed to be uncollectible are charged against the allowance for credit losses, and subsequent recoveries, if any, are credited to the allowance. All, or part, of the principal balance of loans receivable are charged off to the allowance as soon as it is determined that the repayment of all, or part, of the principal balance is highly unlikely. Non-residential consumer loans are generally charged off no later than 120 days past due on a contractual basis, earlier in the event of bankruptcy, or if there is an amount deemed uncollectible. Because all identified losses are immediately charged off, no portion of the allowance is restricted to any individual loan or groups of loans, and the entire allowance is available to absorb any and all loan losses.

The allowance for credit losses on loans (ACLL) is a valuation account that is used to present the net amount expected to be collected on a loan or lease. The ACL for loans is adjusted through provision for credit losses as a charge against, or credit to, earnings. Loans deemed to be uncollectible are charged against the ACL on loans, and any subsequent recoveries are credited to the ACL. Management evaluates the ACL on a quarterly basis. When changes in the reserve are necessary, an adjustment is made.

Management utilizes a discounted cash flow (DCF) model to calculate the sum of expected losses via a gross loss rate and recovery rate assumption for pools of loans that share similar risk characteristics to determine its allowance for credit loss balance. The FDIC Call Report loan codes were utilized as the grouping mechanism.  Management has elected to perform cash flow modeling without the present value component due to lack of loan loss history and simplification of the model.

Management uses relevant available information, from internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts in calculating its ACL. Historical credit loss experience provides the basis for the estimation of expected credit losses.

The key inputs to the DCF model are loss rate, probability of default, loss given default, prepayment and curtailment rates, reasonable and supportable economic forecasts, and forecast reversion period.

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Loss Rate - In order to incorporate economic factors into forecasting within the DCF model, management elected to use the Loss Driver method or benchmark data to generate the expected loss rate for the pools of loans. The Loss Driver method analyzes how one or more economic factors change the default rate using a statistical regression analysis. Management selected an economic factor (unemployment rate) that had a strong correlation to historical default rates.

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Probability of Default (PD) and Loss Given Default (LGD) benchmark data was used to generate the expected loss rate for certain pools of loans. Management elected to use benchmark data to generate the PD/LGD rate inputs when the loss driver method proved to provide insufficient loss rates. There were not strong correlations between losses and the economy for historical data or the peer group to provide sufficient enough loss observations to generate a reversion rate that accommodates an economic cycle.

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Prepayment & Curtailment Rates: Due to historical data constraints, management has elected to use peer benchmark prepayment rates in the DCF model for certain call codes. The benchmark data used for each loan segment is based on the corresponding call report code. If observations were insufficient for that specific call code, management elected to apply the rate from the higher-level call code or from a call code with similar prepayment/curtailment behavior. For example, if a Benchmark prepayment rate was not sufficient enough for call code 1d, the prepayment rate of a call code 1 would be utilized instead.

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Reasonable and Supportable Forecasts - The forecast data used in the DCF model is obtained via a subscription to a widely recognized and relied upon company who publishes various forecast scenarios. Management evaluates the various scenarios to determine a reasonable and supportable scenario.

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Forecast Reversion Period - Management uses forecasts to predict how economic factors will perform and has determined to use a four-quarter forecast period as well as a four-quarter straight-line reversion period to series mean (also commonly referred to as the mean reversion period).

The allowance for credit losses calculation includes subjective adjustments for qualitative risk factors that are deemed likely to cause estimated credit losses to differ from historical experience. These qualitative adjustments generally increase allowance levels and include adjustments for factors deemed relevant, including: the nature and volume of portfolio changes, including loan portfolio growth; concentrations of credit based on loan type (such as agricultural lending) or industry; the volume and severity of past due, nonaccrual or adversely classified loans; trends in real estate or other collateral values; lending policies and procedures, including changes in underwriting and collections practices and loan review function; credit review function; lending, credit and other relevant management experience and risk tolerance; external factors and economic conditions not already captured. Each qualitative factor is assigned a value to reflect improvement, no change, minor risk, moderate risk, or major risk conditions based on management's best judgment using relevant information available at the time of the evaluation. Adjustments to the factors are supported through documentation of changes in conditions in a narrative accompanying the allowance calculation.

Loans that do not share risk characteristics are evaluated on an individual basis. The Company designates individually evaluated loans on nonaccrual status as collateral dependent loans, as well as other loans that management of the Company designates as having higher risk and loans for which the repayment is expected to be provided substantially through the operation or sale of the collateral. These loans do not share common risk characteristics and are not included within the collectively evaluated loans for determining the allowance for credit losses. Under CECL, for collateral dependent loans, the Company has adopted the practical expedient to measure the allowance for credit losses based on the fair value of collateral. The allowance for credit losses is calculated on an individual loan basis based on the shortfall between the fair value of the loan's collateral, which is adjusted for liquidation costs/discounts, and amortized cost. If the fair value of the collateral exceeds the amortized cost, no allowance is required.

An unallocated component is maintained to cover uncertainties that could affect management's estimate of expected losses. The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

The Company has elected to exclude accrued interest from the amortized cost basis in its determination of the allowance for credit losses for both loans, as well as elected the policy to write-off accrued interest receivable directly through the reversal of interest income. Accrued interest receivable totaled $1,016,000 and $967,000 at September 30, 2024 and December 31,2023, respectively, and is included in “Accrued Interest Receivable” on the Company’s Consolidated Balance Sheets

The adoption of CECL did not result in a significant change to any other credit risk management and monitoring processes, including identification of past due or delinquent borrowers, nonaccrual practices or charge-off policy.

Commercial lending, including commercial real estate loans generally present a higher level of risk than residential mortgage loans. This greater risk is due to several factors, including the concentration of principal in a limited number of loans and borrowers, the effect of general economic conditions on income producing properties and the increased difficulty of evaluating and monitoring these types of loans. Furthermore, the repayment of loans secured by commercial and industrial real estate is typically dependent upon the successful operation of the related real estate project or business. If the cash flow from the project is reduced, the borrower's ability to repay the loan may be impaired. Consumer loans may entail greater credit risk than do residential mortgage loans, particularly in the case of consumer loans which are unsecured or are secured by rapidly depreciable assets, such as automobiles. Home equity loans also entail greater risk than residential mortgage loans due to being in a junior lien position. In such cases, any repossessed collateral for a defaulted consumer loan may not provide an adequate source of repayment of the outstanding loan balance as a result of the greater likelihood of damage, loss or depreciation. In addition, consumer loan collections are dependent on the borrower's continuing financial stability, and thus are more likely to be affected by adverse personal circumstances. Furthermore, the application of various feder‐al and state laws, including bankruptcy and insolvency laws, may limit the amount which can be recovered on such loans.

For commercial loans secured by real estate, estimated fair values are determined primarily through third-party appraisals. When a real estate secured loan becomes impaired, a decision is made regarding whether an updated certified appraisal of the real estate is necessary. This decision is based on various considerations, including the age of the most recent appraisal, the loan-to-value ratio based on the original appraisal and the condition of the property. Appraised values may be discounted to arrive at the estimated selling price of the collateral, which is considered to be the estimated fair value. The discounts also include estimated costs to sell the property.

In addition, Federal and State regulatory agencies, as an integral part of their examination process, periodically review the Company's allowance for credit losses and may require the Company to recognize additions to the allowance based on their judgments about information available to them at the time of their examination, which may not be currently available to management. Based on management's comprehensive analysis of the loan portfolio, management believes the current level of the allowance for credit losses is adequate at September 30, 2024 and December 31, 2023.

Allowance for Credit Losses – Unfunded Commitments

Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit issued to meet customer financing needs. The Company’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for off-balance sheet loan commitments is represented by the contractual amount of those instruments. Such financial instruments are recorded when they are funded.

The Company records an allowance for credit losses on off-balance sheet credit exposures, unless the commitments to extend credit are unconditionally cancelable, through a charge to provision for (or recovery of) credit losses in the Consolidated Statements of Income. The allowance for credit losses on off-balance sheet credit exposures is estimated by loan segment at each balance sheet date under the CECL model using the same methodology as the loan portfolio, taking into consideration the likelihood that funding will occur as well as any third-party guarantees. The allowance for unfunded commitments is included in other liabilities on the Company’s Consolidated Balance Sheets.

Allowance for credit losses on loans (ACLL)

The allowance for credit losses (allowance) represents an amount which, in management's judgment is adequate to absorb the lifetime expected losses that may be sustained on outstanding loans at the balance sheet date based on the evaluation of the size and current risk characteristics of the loan portfolio, past events, current conditions, reasonable and supportable forecasts of future economic conditions, and prepayment experience. The allowance for credit losses is increased by the provision for loan losses, and decreased by charge-offs, net of recoveries. Loans deemed to be uncollectible are charged against the allowance for credit losses, and subsequent recoveries, if any, are credited to the allowance. All, or part, of the principal balance of loans receivable are charged off to the allowance as soon as it is determined that the repayment of all, or part, of the principal balance is highly unlikely. Non-residential consumer loans are generally charged off no later than 120 days past due on a contractual basis, earlier in the event of bankruptcy, or if there is an amount deemed uncollectible. Because all identified losses are immediately charged off, no portion of the allowance is restricted to any individual loan or groups of loans, and the entire allowance is available to absorb any and all loan losses.

The allowance for credit losses on loans (ACLL) and leases is a valuation account that is used to present the net amount expected to be collected on a loan or lease. The ACL for loans and leases is adjusted through provision for credit losses as a charge against, or credit to, earnings. Loans and leases deemed to be uncollectible are charged against the ACL on loans and leases, and any subsequent recoveries are credited to the ACL. Management evaluates the ACL on a quarterly basis. When changes in the reserve are necessary, an adjustment is made.

Management utilizes a discounted cash flow (DCF) model to calculate the sum of expected losses via a gross loss rate and recovery rate assumption for pools of loans and leases that share similar risk characteristics to determine its allowance for credit loss balance. The FDIC Call Report loan codes were utilized as the grouping mechanism. Management has elected to perform cash flow modeling without the present value component due to lack of loan loss history and simplification of the model.

Management uses relevant available information, from internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts in calculating its ACL. Historical credit loss experience provides the basis for the estimation of expected credit losses.

The key inputs to the DCF model are loss rate, probability of default, loss given default, prepayment and curtailment rates, reasonable and supportable economic forecasts, and forecast reversion period.

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Loss Rate - In order to incorporate economic factors into forecasting within the DCF model, management elected to use the Loss Driver method or benchmark data to generate the expected loss rate for the pools of loans and leases. The Loss Driver method analyzes how one or more economic factors change the default rate using a statistical regression analysis. Management selected an economic factor (unemployment rate) that had a strong correlation to historical default rates.

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Probability of Default (PD) and Loss Given Default (LGD) benchmark data was used to generate the expected loss rate for certain pools of loans and leases. Management elected to use benchmark data to generate the PD/LGD rate inputs when the loss driver method proved to provide insufficient loss rates. There were not strong correlations between losses and the economy for historical data or the peer group to provide sufficient enough loss observations to generate a reversion rate that accommodates an economic cycle.

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Prepayment & Curtailment Rates: Due to historical data constraints, management has elected to use peer benchmark prepayment rates in the DCF model for certain call codes. The benchmark data used for each loan segment is based on the corresponding call report code. If observations were insufficient for that specific call code, management elected to apply the rate from the higher-level call code or from a call code with similar prepayment/curtailment behavior. For example, if a Benchmark prepayment rate was not sufficient enough for call code 1d, the prepayment rate of a call code 1 would be utilized instead.

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Reasonable and Supportable Forecasts - The forecast data used in the DCF model is obtained via a subscription to a widely recognized and relied upon company who publishes various forecast scenarios. Management evaluates the various scenarios to determine a reasonable and supportable scenario.

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Forecast Reversion Period - Management uses forecasts to predict how economic factors will perform and has determined to use a four-quarter forecast period as well as a four-quarter straight-line reversion period to series mean (also commonly referred to as the mean reversion period).

The allowance for credit losses calculation includes subjective adjustments for qualitative risk factors that are deemed likely to cause estimated credit losses to differ from historical experience. These qualitative adjustments generally increase allowance levels and include adjustments for factors deemed relevant, including: the nature and volume of portfolio changes, including loan portfolio growth; concentrations of credit based on loan type (such as agricultural lending) or industry; the volume and severity of past due, nonaccrual or adversely classified loans; trends in real estate or other collateral values; lending policies and procedures, including changes in underwriting and collections practices and loan review function; credit review function; lending, credit and other relevant management experience and risk tolerance; external factors and economic conditions not already captured. Each qualitative factor is assigned a value to reflect improvement, no change, minor risk, moderate risk, or major risk conditions based on management's best judgment using relevant information available at the time of the evaluation. Adjustments to the factors are supported through documentation of changes in conditions in a narrative accompanying the allowance calculation.

Loans that do not share risk characteristics are evaluated on an individual basis. The Company designates individually evaluated loans on nonaccrual status as collateral dependent loans, as well as other loans that management of the Company designates as having higher risk and loans for which the repayment is expected to be provided substantially through the operation or sale of the collateral. These loans do not share common risk characteristics and are not included within the collectively evaluated loans for determining the allowance for credit losses. Under CECL, for collateral dependent loans, the Company has adopted the practical expedient to measure the allowance for credit losses based on the fair value of collateral. The allowance for credit losses is calculated on an individual loan basis based on the shortfall between the fair value of the loan's collateral, which is adjusted for liquidation costs/discounts, and amortized cost. If the fair value of the collateral exceeds the amortized cost, no allowance is required.

An unallocated component is maintained to cover uncertainties that could affect management's estimate of expected losses. The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

The Company has elected to exclude accrued interest from the amortized cost basis in its determination of the allowance for credit losses for both loans, as well as elected the policy to write-off accrued interest receivable directly through the reversal of interest income. Accrued interest receivable totaled $967,000 at December 31, 2023, and is included in “Accrued Interest Receivable” on the Company’s Consolidated Balance Sheets

The adoption of CECL did not result in a significant change to any other credit risk management and monitoring processes, including identification of past due or delinquent borrowers, nonaccrual practices or charge-off policy.

Commercial lending, including commercial real estate loans generally present a higher level of risk than residential mortgage loans. This greater risk is due to several factors, including the concentration of principal in a limited number of loans and borrowers, the effect of general economic conditions on income producing properties and the increased difficulty of evaluating and monitoring these types of loans. Furthermore, the repayment of loans secured by commercial and industrial real estate is typically dependent upon the successful operation of the related real estate project or business. If the cash flow from the project is reduced, the borrower's ability to repay the loan may be impaired. Consumer loans may entail greater credit risk than do residential mortgage loans, particularly in the case of consumer loans which are unsecured or are secured by rapidly depreciable assets, such as automobiles. Home equity loans also entail greater risk than residential mortgage loans due to being in a junior lien position. In such cases, any repossessed collateral for a defaulted consumer loan may not provide an adequate source of repayment of the outstanding loan balance as a result of the greater likelihood of damage, loss or depreciation. In addition, consumer loan collections are dependent on the borrower's continuing financial stability, and thus are more likely to be affected by adverse personal circumstances. Furthermore, the application of various feder‐al and state laws, including bankruptcy and insolvency laws, may limit the amount which can be recovered on such loans.

For commercial loans secured by real estate, estimated fair values are determined primarily through third-party appraisals. When a real estate secured loan becomes impaired, a decision is made regarding whether an updated certified appraisal of the real estate is necessary. This decision is based on various considerations, including the age of the most recent appraisal, the loan-to-value ratio based on the original appraisal and the condition of the property. Appraised values may be discounted to arrive at the estimated selling price of the collateral, which is considered to be the estimated fair value. The discounts also include estimated costs to sell the property.

In addition, Federal and State regulatory agencies, as an integral part of their examination process, periodically review the Company's allowance for credit losses and may require the Company to recognize additions to the allowance based on their judgments about information available to them at the time of their examination, which may not be currently available to management. Based on management's comprehensive analysis of the loan portfolio, management believes the current level of the allowance for credit losses is adequate at December 31, 2023.

Allowance for Credit Losses – Unfunded Commitments

Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit issued to meet customer financing needs. The Company’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for off-balance sheet loan commitments is represented by the contractual amount of those instruments. Such financial instruments are recorded when they are funded.

The Company records an allowance for credit losses on off-balance sheet credit exposures, unless the commitments to extend credit are unconditionally cancelable, through a charge to provision for (or recovery of) credit losses in the Consolidated Statements of Income. The allowance for credit losses on off-balance sheet credit exposures is estimated by loan segment at each balance sheet date under the CECL model using the same methodology as the loan portfolio, taking into consideration the likelihood that funding will occur as well as any third-party guarantees. The allowance for unfunded commitments is included in other liabilities on the Company’s Consolidated Balance Sheets.

Financing Receivable, Real Estate Acquired Through Foreclosure [Policy Text Block]

Other Real Estate Owned

Foreclosed assets held for sale consist of real estate acquired in settlement of foreclosed loans and is initially recorded at fair value less estimated costs to sell at the time of transfer from loans to foreclosed, establishing a new cost basis. Subsequent to the transfer, foreclosed assets are carried at the lower of the adjusted cost or fair value less costs to sell. Additional write-downs are charged against operating expenses. Costs related to the acquisition and holding of foreclosed assets are charged to operations when incurred. The fair value of real estate acquired through foreclosure is generally determined by reference to an outside appraisal. The Company did not hold any foreclosed assets as of September 30, 2024. The company held foreclosed assets for sale of $56,000 as of December 31, 2023.

Other Real Estate Owned

Foreclosed assets held for sale consist of real estate acquired in settlement of foreclosed loans and is initially recorded at fair value less estimated costs to sell at the time of transfer from loans to foreclosed, establishing a new cost basis. Subsequent to the transfer, foreclosed assets are carried at the lower of the adjusted cost or fair value less costs to sell. Additional write-downs are charged against operating expenses. Costs related to the acquisition and holding of foreclosed assets are charged to operations when incurred. The fair value of real estate acquired through foreclosure is generally determined by reference to an outside appraisal. The Company held foreclosed assets for sale of $56,000 at December 31, 2023 and did not hold any for sale as of December 31, 2022.

Property, Plant and Equipment, Policy [Policy Text Block]

Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation. Repairs and maintenance expenditures are expensed as incurred. The costs of major additions and improvements are capitalized. When premises or equipment are retired or sold, the remaining cost and accumulated depreciation are removed from the accounts and any gain or loss is credited or charged to income. Depreciation is computed using straight-line and accelerated methods over the estimated useful lives of the assets. Premises and equipment are reviewed by management at least annually for potential impairment and whenever events or circumstances indicate that carrying amounts may not be recoverable.

Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation. Repairs and maintenance expenditures are expensed as incurred. The costs of major additions and improvements are capitalized. When premises or equipment are retired or sold, the remaining cost and accumulated depreciation are removed from the accounts and any gain or loss is credited or charged to income. Depreciation is computed using straight-line and accelerated methods over the estimated useful lives of the assets. Premises and equipment are reviewed by management at least annually for potential impairment and whenever events or circumstances indicate that carrying amounts may not be recoverable.

Bank Owned Life Insurance [Policy Text Block]

Bank Owned Life Insurance

The Company invests in bank owned life insurance (BOLI) as a source of funding for employee and director benefit expenses. BOLI involves the purchasing of life insurance by the Company on a chosen group of officers and directors. The Company is the owner and beneficiary of the policies. This life insurance investment is carried at the cash surrender value of the underlying policies. Income from the increase in the cash surrender value of the policies is included with noninterest income on the Consolidated Statements of Income. The policies can be liquidated, if necessary, with tax costs associated. However, the Company intends to hold these policies and accordingly, the Company has not provided for deferred income taxes on the earnings from the increase in cash surrender value.

The Company recognizes a liability for postretirement benefits provided through an endorsed split-dollar life insurance arrangement. The liability for post-retirement benefits under these arrangements was $842,000 and $838,000 at September 30, 2024 and December 30, 2023, respectively, and is included in other liabilities on the Consolidated Balance Sheets. Expense in the period ended September 30, 2024 and the year ended December 31, 2023 was $5,000 and $123,000, respectively.

Bank Owned Life Insurance

The Company invests in bank owned life insurance (BOLI) as a source of funding for employee and director benefit expenses. BOLI involves the purchasing of life insurance by the Company on a chosen group of officers and directors. The Company is the owner and beneficiary of the policies. This life insurance investment is carried at the cash surrender value of the underlying policies. Income from the increase in the cash surrender value of the policies is included with noninterest income on the Consolidated Statements of Income. The policies can be liquidated, if necessary, with tax costs associated. However, the Company intends to hold these policies and accordingly, the Company has not provided for deferred income taxes on the earnings from the increase in cash surrender value.

The Company recognizes a liability for postretirement benefits provided through an endorsed split-dollar life insurance arrangement. The liability for post-retirement benefits under these arrangements was $838,000 and $715,000 at December 31, 2023 and 2022, respectively, and is included in other liabilities on the Consolidated Balance Sheets. Expense in the years ended December 31, 2023 and 2022 was $123,000 and $62,000, respectively.

Transfers and Servicing of Financial Assets, Servicing of Financial Assets, Policy [Policy Text Block]

Mortgage Servicing

The Company retains the servicing rights on certain mortgage loans sold to the FHLB and Fannie Mae and receives mortgage banking fee income based upon the principal balance outstanding. The mortgage servicing rights recorded as an asset are not material. Total loans serviced for the FHLB and Fannie Mae amounted to $55,023,000 and $55,080,000 at September 30, 2024 and December 31, 2023, respectively. These mortgage loans sold and serviced by the Company are not reflected in the Company’s Consolidated Balance Sheets.

Mortgage Servicing

The Company retains the servicing rights on certain mortgage loans sold to the FHLB and Fannie Mae and receives mortgage banking fee income based upon the principal balance outstanding. The mortgage servicing rights recorded as an asset are not material. Total loans serviced for the FHLB and Fannie Mae amounted to $55,080,000 and $57,716,000 at December 31, 2023 and 2022, respectively. These mortgage loans sold and serviced by the Company are not reflected in the Company’s Consolidated Balance Sheets.

Revenue [Policy Text Block]

Revenue Recognition

The Company earns income from various sources, including loans, investment securities, bank-owned life insurance, deposit accounts and sales of assets.

Interest income on loans is accrued on the unpaid principal balance and recorded daily. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the related loan yield using the interest method. Other loan fees, including late charges, are recognized as they occur.

Interest income on debt securities is recognized on the accrual basis. Purchase premiums and discounts are recognized using the interest method over the term of the securities. Dividends on equity securities are recorded when declared.

Service charges on deposit accounts include maintenance and analysis fees and overdraft fees. Automated teller machine (ATM) fees and debit card income include fees for withdrawals by our deposit customers from other bank ATMs and interchange fees related to the acceptance and settlement of debit card transactions. Revenue is recognized when the Company's performance obligation is completed which is generally monthly for account services or when a transaction has occurred.

Commissions from investment product sales are received from third parties based on the sale of the third party's investment and insurance products to the Company's customers. The Company's performance obligation is complete when the sale occurs.

Earnings on bank-owned life insurance policies represent the increase in the cash surrender value of these policies as well as any gains resulting from settlement of the policies.

Other income includes other fees and revenue, which are generally transactional in nature and are recorded as they occur.

Gains or losses on sales of assets are generally recognized when the asset has been legally transferred to the buyer and the Company has no continuing involvement with the asset. The Company does not generally finance the sale.

Revenue Recognition

The Company earns income from various sources, including loans, investment securities, bank-owned life insurance, deposit accounts and sales of assets.

Interest income on loans is accrued on the unpaid principal balance and recorded daily. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the related loan yield using the interest method. Other loan fees, including late charges, are recognized as they occur.

Interest income on debt securities is recognized on the accrual basis. Purchase premiums and discounts are recognized using the interest method over the term of the securities. Dividends on equity securities are recorded when declared.

Service charges on deposit accounts include maintenance and analysis fees and overdraft fees. Automated teller machine (ATM) fees and debit card income include fees for withdrawals by our deposit customers from other bank ATMs and interchange fees related to the acceptance and settlement of debit card transactions. Revenue is recognized when the Company's performance obligation is completed which is generally monthly for account services or when a transaction has occurred.

Commissions from investment product sales are received from third parties based on the sale of the third party's investment and insurance products to the Company's customers. The Company's performance obligation is complete when the sale occurs.

Earnings on bank-owned life insurance policies represent the increase in the cash surrender value of these policies as well as any gains resulting from settlement of the policies.

Other income includes other fees and revenue, which are generally transactional in nature and are recorded as they occur.

Gains or losses on sales of assets are generally recognized when the asset has been legally transferred to the buyer and the Company has no continuing involvement with the asset. The Company does not generally finance the sale.

Transfers and Servicing of Financial Assets, Transfers of Financial Assets, Policy [Policy Text Block]

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the trans‐ferred assets through an agreement to repurchase them before their maturity.

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the trans‐ferred assets through an agreement to repurchase them before their maturity.

Advertising Cost [Policy Text Block]	Advertising Advertising costs are expensed as incurred.	Advertising Advertising costs are expensed as incurred.
Income Tax, Policy [Policy Text Block]

Income Taxes

Current income tax accounting guidance results in two components of income tax expense: current and deferred. Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenues. The Company determines deferred income taxes using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur.

Deferred income tax expense results from changes in certain deferred tax assets and liabilities between periods. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

The Company accounts for uncertain tax positions if it is more-likely-than-not, based on the technical merits, that the tax position will be realized or sustained upon examination. The term more-likely-than-not means a likelihood of more than 50 percent; the terms examined and upon examination also include resolution of the related appeals or litigation processes, if any. A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being real‐ized upon settlement with a taxing authority that has full knowledge of all relevant information. The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances, and information available at the reporting date and is subject to management's judgment.

The Company recognizes interest and penalties on income taxes as a component of income tax expense. There were none during the nine months ended September 30, 2024 and the year ended December 31, 2023.

Income Taxes

Current income tax accounting guidance results in two components of income tax expense: current and deferred. Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenues. The Company determines deferred income taxes using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur.

Deferred income tax expense results from changes in certain deferred tax assets and liabilities between periods. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

The Company accounts for uncertain tax positions if it is more-likely-than-not, based on the technical merits, that the tax position will be realized or sustained upon examination. The term more-likely-than-not means a likelihood of more than 50 percent; the terms examined and upon examination also include resolution of the related appeals or litigation processes, if any. A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being real‐ized upon settlement with a taxing authority that has full knowledge of all relevant information. The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances, and information available at the reporting date and is subject to management's judgment.

The Company recognizes interest and penalties on income taxes as a component of income tax expense. There were none during the years ended December 31, 2023 and 2022.

Earnings Per Share, Policy [Policy Text Block]

Earnings Per Share

The Company does not have any common stock equivalents and, therefore, presents only basic earnings per share, which represents net income divided by the weighted average shares outstanding during the period. The weighted average shares outstanding during 2024 and 2023 were 1,858,536 and 1,854,900, respectively. ESOP shares are considered outstanding for this calculation unless unearned.

Earnings Per Share

The Company does not have any common stock equivalents and, therefore, presents only basic earnings per share, which represents net income divided by the weighted average shares outstanding during the period. The weighted average shares outstanding during 2023 and 2022 were 1,854,900 and 1,870,606, respectively. ESOP shares are considered outstanding for this calculation unless unearned.

Stockholders' Equity, Policy [Policy Text Block]	Treasury Stock The acquisition of treasury stock is recorded under the cost method. The subsequent disposition or sale of the treasury stock is recorded using the average cost method.	Treasury Stock The acquisition of treasury stock is recorded under the cost method. The subsequent disposition or sale of the treasury stock is recorded using the average cost method.
Off-Balance-Sheet Credit Exposure, Policy [Policy Text Block]

Off-Balance Sheet Financial Instruments

In the ordinary course of business, the Company has entered into off-balance sheet financial instruments consisting of commitments to extend credit and letters of credit. Such financial instruments are recorded on the consolidated balance sheets as they are funded.

Off-Balance Sheet Financial Instruments

In the ordinary course of business, the Company has entered into off-balance sheet financial instruments consisting of commitments to extend credit and letters of credit. Such financial instruments are recorded on the consolidated balance sheets as they are funded.

Comprehensive Income, Policy [Policy Text Block]

Comprehensive Income (Loss)

GAAP requires that recognized revenue, expenses, gains, and losses be included in net income. Although certain changes in assets and liabilities, such as unrealized gains and losses on debt securities available-for-sale, are reported as a separate component of the equity section of the balance sheet, such items, along with net income are components of comprehensive income (loss) and reflected in the consolidated statements of comprehensive income (loss).

The only other comprehensive income item that the Company presently has is unrealized gains or losses on debt securities available-for-sale.

Comprehensive Income (Loss)

GAAP requires that recognized revenue, expenses, gains, and losses be included in net income. Although certain changes in assets and liabilities, such as unrealized gains and losses on debt securities available-for-sale, are reported as a separate component of the equity section of the balance sheet, such items, along with net income are components of comprehensive income (loss) and reflected in the consolidated statements of comprehensive income (loss).

The only other comprehensive income item that the Company presently has is unrealized gains or losses on debt securities available-for-sale.

Items reclassified out of accumulated other comprehensive loss to net income related solely to the losses on the available for sale securities sold during 2023.

Employee Stock Ownership Plan (ESOP), Policy [Policy Text Block]

Common stock held by ESOP

The Company’s maximum cash obligations related to these shares is classified outside stockholders’ equity because the shares are not readily traded and could be put to the Company for cash.

Common stock held by ESOP

The Company’s maximum cash obligations related to these shares is classified outside stockholders’ equity because the shares are not readily traded and could be put to the Company for cash.

New Accounting Pronouncements, Policy [Policy Text Block]

Recent Accounting Pronouncements

In December 2023, the Financial Accounting Standards Board (FASB) issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures.” The amendments in this ASU require an entity to disclose specific categories in the rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold, which is greater than five percent of the amount computed by multiplying pretax income by the entity’s applicable statutory rate, on an annual basis. Additionally, the amendments in this ASU require an entity to disclose the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes and the amount of income taxes paid (net of refunds received) disaggregated by individual jurisdictions that are equal to or greater than five percent of total income taxes paid (net of refunds received). Lastly, the amendments in this ASU require an entity to disclose income (or loss) from continuing operations before income tax expense (or benefit) disaggregated between domestic and foreign and income tax expense (or benefit) from continuing operations disaggregated by federal, state, and foreign. This ASU is effective for annual periods beginning after December 15, 2024. Early adoption is permitted. The amendments should be applied on a prospective basis; however, retrospective application is permitted. The Company does not expect the adoption of ASU 2024-09 to have a material impact on its consolidated financial statements.

In November 2024, the Financial Accounting Standards Board (FASB) issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses.” ASU 2024-03 requires public companies to disclose, in the notes to the financial statements, specific information about certain costs and expenses at each interim and annual reporting period. This includes disclosing amounts related to employee compensation, depreciation, and intangible asset amortization. In addition, public companies will need to provide qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively. ASU 2024-03 is effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Implementation of ASU 2024-03 may be applied prospectively or retrospectively. The Company does not expect the adoption of ASU 2024-03 to have a material impact on its consolidated financial statements.

Recent Accounting Pronouncement

In December 2023, the Financial Accounting Standards Board (FASB) issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures.” The amendments in this ASU require an entity to disclose specific categories in the rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold, which is greater than five percent of the amount computed by multiplying pretax income by the entity’s applicable statutory rate, on an annual basis. Additionally, the amendments in this ASU require an entity to disclose the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes and the amount of income taxes paid (net of refunds received) disaggregated by individual jurisdictions that are equal to or greater than five percent of total income taxes paid (net of refunds received). Lastly, the amendments in this ASU require an entity to disclose income (or loss) from continuing operations before income tax expense (or benefit) disaggregated between domestic and foreign and income tax expense (or benefit) from continuing operations disaggregated by federal, state, and foreign. This ASU is effective for annual periods beginning after December 15, 2024. Early adoption is permitted. The amendments should be applied on a prospective basis; however, retrospective application is permitted. The Company does not expect the adoption of ASU 2023-09 to have a material impact on its consolidated financial statements.